Note 16 - Income Taxes - Reconciliation of Income Taxes at Statutory Rates with the Reported Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement Line Items [Line Items]
Loss before income taxes	$ (10,048)	$ (22,577)	$ (17,289)
Tax rate	27.00%	27.00%	27.00%
Expected tax recovery	$ (2,713)	$ (6,095)	$ (4,668)
Change in statutory rates and foreign exchange rates	(319)	29	(288)
Permanent differences	(853)	383	272
Share issuance costs	(67)	(67)	(153)
Change in unrecognized deductible temporary difference	3,952	5,750	4,837
Total income tax expense (recovery)	$ 0	$ 0	$ 0